ACQUISITION OF BUSINESSES - Industrials, Clarios (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,218	$ 5,036
Industrials | Clarios Power Solutions
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	29.00%
Consideration transferred, acquisition-date fair value	$ 3,732
Proportion of voting rights held in subsidiary	100.00%
Acquisition-related costs	$ 41
Goodwill	1,750
Goodwill expected to be deductible for tax purposes	20
Intangible assets	$ 6,550
Revenue of acquiree since acquisition date		1,668
Profit (loss) of acquiree since acquisition date		89
Revenue of acquiree as if combination occurred at beginning of period		2,414
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 21